Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 17, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000125912
Account Value [Line Items]
Line Graph and Table Measure Name	SFT Balanced Stabilization Fund
C000072676
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
C000072677
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
C000140836
Account Value [Line Items]
Line Graph and Table Measure Name	SFT Macquarie Growth Fund
C000140837
Account Value [Line Items]
Line Graph and Table Measure Name	SFT Macquarie Small Cap Growth Fund
C000162345
Account Value [Line Items]
Line Graph and Table Measure Name	SFT Equity Stabilization Fund
C000004536
Account Value [Line Items]
Line Graph and Table Measure Name	SFT Government Money Market Fund
C000072678
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
C000072679
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
C000072680
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
C000072681
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
C000072687
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
C000072686
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
C000140840
Account Value [Line Items]
Line Graph and Table Measure Name	SFT T. Rowe Price Value Fund
C000140838
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
C000140839
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
SP500 / US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> /Bloomberg U.S. Aggregate Bond Index
Account Value	$ 22,651	$ 23,133	$ 22,255	$ 22,602	$ 22,199	$ 21,757	$ 21,401	$ 20,873	$ 20,137	$ 20,859	$ 20,390	$ 19,866	$ 19,689	$ 18,885	$ 17,602	$ 17,941	$ 18,665	$ 18,894	$ 18,541	$ 17,859	$ 17,890	$ 17,682	$ 17,130	$ 17,569	$ 16,732	$ 17,364	$ 16,565	$ 15,876	$ 17,118	$ 17,753	$ 16,668	$ 17,653	$ 17,588	$ 18,861	$ 18,653	$ 19,081	$ 19,869	$ 19,368	$ 19,426	$ 18,644	$ 19,248	$ 18,917	$ 18,570	$ 18,262	$ 18,163	$ 17,545	$ 17,180	$ 16,997	$ 17,150	$ 16,754	$ 15,664	$ 15,947	$ 16,322	$ 15,696	$ 15,095	$ 14,880	$ 14,441	$ 13,321	$ 14,424	$ 15,060	$ 14,948	$ 14,686	$ 14,376	$ 14,175	$ 14,047	$ 14,035	$ 13,903	$ 13,275	$ 13,700	$ 13,374	$ 13,120	$ 12,875	$ 12,235	$ 12,836	$ 12,651	$ 13,235	$ 13,224	$ 12,938	$ 12,654	$ 12,614	$ 12,399	$ 12,408	$ 12,567	$ 12,901	$ 12,529	$ 12,423	$ 12,205	$ 12,033	$ 11,909	$ 11,844	$ 11,680	$ 11,641	$ 11,509	$ 11,403	$ 11,398	$ 11,103	$ 10,970	$ 10,835	$ 10,699	$ 10,851	$ 10,852	$ 10,848	$ 10,587	$ 10,495	$ 10,382	$ 10,342	$ 9,903	$ 9,883	$ 10,128	$ 10,239		$ 10,231	$ 9,738	$ 9,857	$ 10,234	$ 10,079	$ 10,243	$ 10,174	$ 10,130	$ 10,208	$ 9,904	$ 10,000
SECURIAN INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088		10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
SECURIAN INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088		10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
SECURIAN INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724		10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847	10,000
SECURIAN INDEX: RUSSELL 2000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 21,772	23,713	21,123	21,407	21,126	21,363	19,746	19,779	18,774	20,340	19,787	18,300	18,906	16,885	15,476	16,769	17,953	18,939	18,093	16,708	16,705	16,901	17,329	17,518	15,933	17,026	16,754	15,301	16,814	16,973	15,264	16,272	16,585	18,904	18,818	18,736	21,636	21,541	22,647	21,634	22,496	22,095	22,930	21,903	22,547	22,066	22,782	22,054	21,040	19,241	16,357	16,234	16,589	15,670	15,149	14,589	13,329	11,601	14,340	15,456	15,628	15,278	14,428	14,029	14,145	14,783	14,640	13,593	14,682	14,248	14,444	13,568	12,163	13,772	13,560	15,525	15,897	14,965	14,712	14,598	13,733	13,720	13,538	13,934	13,411	13,396	13,022	12,823	12,161	12,176	12,073	11,671	11,778	11,565	11,430	11,156	10,978	10,830	9,941	10,600	10,449	10,339	9,705	9,750	9,494	9,400	8,731	8,793	9,862	10,356		9,990	9,453	10,091	10,918	10,874	10,730	10,349	10,663	10,475	9,772	10,000
SP500LV / BMI Low Volatility / BUS 3mth Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	SP500LV / BMI Low Volatility / BUS 3mth Treasury
Account Value	$ 18,462	19,317	18,651	18,941	18,726	17,966	17,301	17,347	17,001	17,395	17,000	16,852	16,746	16,340	15,634	15,736	16,175	16,541	16,361	15,900	16,524	16,147	15,918	16,326	16,180	16,308	15,521	14,865	15,942	16,234	15,717	16,342	16,418	16,759	16,154	16,401	16,960	15,872	16,101	15,571	16,149	15,942	15,518	15,512	15,346	14,956	14,259	14,387	14,560	14,306	13,599	13,940	14,112	13,743	13,156	13,167	13,081	12,503	14,045	15,138	14,850	14,649	14,636	14,620	14,356	14,147	14,067	13,631	13,715	13,499	13,269	12,899	12,238	12,866	12,449	12,798	12,821	12,698	12,375	12,288	12,259	12,257	12,204	12,639	12,347	12,400	12,080	11,924	11,846	11,777	11,618	11,628	11,365	11,247	11,198	10,860	10,737	10,541	10,558	10,785	10,831	10,978	10,867	10,516	10,423	10,433	9,923	9,829	10,020	10,048	$ 10,000
SECURIAN INDEX: BLOOMBERG US 3 MONTH TREASURY BELLWETHER INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 3 Month Treasury Bellwether Index
Account Value	$ 11,951	11,902	11,857	11,812	11,760	11,703	11,651	11,603	11,547	11,498	11,446	11,399	11,350	11,297	11,247	11,195	11,146	11,095	11,048	10,997	10,952	10,914	10,867	10,830	10,794	10,753	10,717	10,698	10,674	10,655	10,649	10,647	10,639	10,638	10,634	10,633	10,633	10,633	10,632	10,632	10,632	10,632	10,631	10,632	10,632	10,631	10,631	10,630	10,629	10,627	10,626	10,625	10,624	10,624	10,621	10,620	10,620	10,619	10,588	10,571	10,558	10,542	10,530	10,509	10,489	10,469	10,449	10,425	10,402	10,382	10,360	10,342	10,320	10,300	10,280	10,261	10,244	10,228	10,211	10,195	10,179	10,165	10,151	10,142	10,129	10,118	10,109	10,100	10,092	10,082	10,073	10,064	10,059	10,052	10,051	10,046	10,042	10,037	10,036	10,033	10,027	10,025	10,023	10,018	10,017	10,015	10,010	10,006	10,007	10,004		10,003	10,004	10,002	10,001	10,001	10,001	10,001	10,000	10,001	10,001	10,000
SECURIAN INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 400 MidCap TR
Account Value	$ 25,196	27,128	24,932	25,109	24,822	24,842	23,479	23,856	22,853	24,317	23,028	21,737	22,115	20,342	18,747	19,804	20,903	21,526	20,673	18,938	19,562	19,716	20,370	20,746	18,993	20,107	18,948	17,145	18,880	19,485	17,578	19,449	19,304	20,781	20,497	20,272	21,847	20,791	21,420	20,229	21,066	20,663	20,592	20,805	20,764	19,870	18,983	17,774	17,511	16,439	14,385	14,079	14,552	14,058	13,438	13,271	12,367	10,831	13,580	15,004	15,407	14,986	14,553	14,390	13,962	14,574	14,402	13,380	14,539	13,977	14,057	13,485	12,208	13,766	13,349	14,758	14,921	14,459	14,209	14,149	13,588	13,624	13,498	14,124	13,730	13,700	13,214	12,922	12,435	12,629	12,518	12,319	12,379	12,277	12,324	12,009	11,811	11,558	10,702	10,996	11,066	11,011	10,558	10,514	10,277	10,153	9,356	9,226	9,782	10,208		10,072	9,534	9,852	10,434	10,420	10,559	10,374	10,531	10,394	9,888	10,000
SECURIAN INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 400 MidCap TR
Account Value	$ 25,196	27,128	24,932	25,109	24,822	24,842	23,479	23,856	22,853	24,317	23,028	21,737	22,115	20,342	18,747	19,804	20,903	21,526	20,673	18,938	19,562	19,716	20,370	20,746	18,993	20,107	18,948	17,145	18,880	19,485	17,578	19,449	19,304	20,781	20,497	20,272	21,847	20,791	21,420	20,229	21,066	20,663	20,592	20,805	20,764	19,870	18,983	17,774	17,511	16,439	14,385	14,079	14,552	14,058	13,438	13,271	12,367	10,831	13,580	15,004	15,407	14,986	14,553	14,390	13,962	14,574	14,402	13,380	14,539	13,977	14,057	13,485	12,208	13,766	13,349	14,758	14,921	14,459	14,209	14,149	13,588	13,624	13,498	14,124	13,730	13,700	13,214	12,922	12,435	12,629	12,518	12,319	12,379	12,277	12,324	12,009	11,811	11,558	10,702	10,996	11,066	11,011	10,558	10,514	10,277	10,153	9,356	9,226	9,782	10,208		10,072	9,534	9,852	10,434	10,420	10,559	10,374	10,531	10,394	9,888	10,000
SECURIAN INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301		10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
SECURIAN INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301		10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
SECURIAN INDEX: FTSE NAREIT All Equity REITs TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Total Return Index
Account Value	$ 17,617	19,149	18,488	19,181	18,592	17,602	16,423	16,068	15,261	16,572	16,283	15,975	16,791	15,424	13,788	14,232	15,310	15,837	15,526	14,737	15,387	15,342	15,613	16,597	15,079	15,867	14,969	14,480	16,589	17,627	16,239	17,480	18,338	19,034	17,777	18,497	20,091	18,330	18,518	17,294	18,383	18,008	17,254	16,789	16,652	15,402	14,595	14,209	14,219	13,879	12,707	13,148	13,508	13,489	12,993	12,700	12,486	11,473	14,110	15,176	14,986	14,895	15,128	14,966	14,691	14,106	13,892	13,704	13,617	13,648	13,067	12,997	11,648	12,645	12,072	12,400	12,711	12,367	12,293	11,799	11,389	11,330	10,925	11,781	12,139	12,174	11,860	11,844	11,939	11,863	11,715	11,489	11,504	11,454	11,637	11,188	11,170	10,693	10,958	11,548	11,722	12,144	11,689	10,933	10,686	10,883	9,878	9,921	10,283	10,150		10,167	9,549	9,350	9,927	9,456	9,862	9,883	10,398	10,294	10,617	10,000
SECURIAN INDEX: FTSE NAREIT All Equity REITs TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Total Return Index
Account Value	$ 17,617	19,149	18,488	19,181	18,592	17,602	16,423	16,068	15,261	16,572	16,283	15,975	16,791	15,424	13,788	14,232	15,310	15,837	15,526	14,737	15,387	15,342	15,613	16,597	15,079	15,867	14,969	14,480	16,589	17,627	16,239	17,480	18,338	19,034	17,777	18,497	20,091	18,330	18,518	17,294	18,383	18,008	17,254	16,789	16,652	15,402	14,595	14,209	14,219	13,879	12,707	13,148	13,508	13,489	12,993	12,700	12,486	11,473	14,110	15,176	14,986	14,895	15,128	14,966	14,691	14,106	13,892	13,704	13,617	13,648	13,067	12,997	11,648	12,645	12,072	12,400	12,711	12,367	12,293	11,799	11,389	11,330	10,925	11,781	12,139	12,174	11,860	11,844	11,939	11,863	11,715	11,489	11,504	11,454	11,637	11,188	11,170	10,693	10,958	11,548	11,722	12,144	11,689	10,933	10,686	10,883	9,878	9,921	10,283	10,150		10,167	9,549	9,350	9,927	9,456	9,862	9,883	10,398	10,294	10,617	10,000
SECURIAN INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,497	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829		9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600	10,000
SECURIAN INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301		10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
SECURIAN INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301		10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,270	13,265	13,272	13,257	13,236	13,225	13,210	13,205	13,183	13,132	13,048	12,968	12,897	12,910	12,936	12,941	12,909	12,853	12,828	12,787	12,755	12,691	12,649	12,579	12,479	12,517	12,530	12,479	12,452	12,457	12,458	12,290	12,156	12,088	11,929	11,821	11,722	11,686	11,629	11,533	11,502	11,478	11,424	11,319	11,228	11,137	11,058	10,998	10,951	10,941	10,948	10,943	10,928	10,894	10,839	10,780	10,780	10,853	10,876	10,846	10,804	10,814	10,820	10,795	10,787	10,788	10,769	10,767	10,745	10,688	10,628	10,583	10,563	10,597	10,633	10,614	10,602	10,596	10,595	10,578	10,534	10,492	10,469	10,422	10,365	10,371	10,371	10,378	10,323	10,292	10,299	10,290	10,281	10,251	10,242	10,210	10,151	10,148	10,164	10,151	10,127	10,118	10,135	10,101	10,060	10,012	9,969	9,961	9,945	9,979	$ 10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	13,436	13,443	13,428	13,407	13,396	13,380	13,375	13,353	13,301	13,216	13,135	13,064	13,077	13,103	13,108	13,076	13,019	12,994	12,952	12,919	12,855	12,812	12,741	12,640	12,679	12,692	12,640	12,613	12,618	12,619	12,448	12,313	12,244	12,083	11,974	11,873	11,837	11,779	11,682	11,651	11,626	11,571	11,465	11,373	11,281	11,201	11,140	11,093	11,083	11,089	11,085	11,069	11,034	10,979	10,919	10,919	10,993	11,017	10,986	10,944	10,954	10,960	10,935	10,926	10,927	10,908	10,906	10,883	10,826	10,765	10,720	10,699	10,734	10,770	10,751	10,738	10,733	10,732	10,715	10,670	10,628	10,604	10,556	10,499	10,505	10,505	10,511	10,456	10,425	10,432	10,422	10,414	10,383	10,374	10,342	10,282	10,279	10,295	10,282	10,257	10,249	10,265	10,231	10,190	10,141	10,098	10,090	10,073	10,108		10,129	10,134	10,149	10,164	10,163	10,128	10,076	10,056	9,996	9,953	10,000
SECURIAN INDEX: CONSUMER PRICE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	$ 13,436	$ 13,443	$ 13,428	$ 13,407	$ 13,396	$ 13,380	$ 13,375	$ 13,353	$ 13,301	$ 13,216	$ 13,135	$ 13,064	$ 13,077	$ 13,103	$ 13,108	$ 13,076	$ 13,019	$ 12,994	$ 12,952	$ 12,919	$ 12,855	$ 12,812	$ 12,741	$ 12,640	$ 12,679	$ 12,692	$ 12,640	$ 12,613	$ 12,618	$ 12,619	$ 12,448	$ 12,313	$ 12,244	$ 12,083	$ 11,974	$ 11,873	$ 11,837	$ 11,779	$ 11,682	$ 11,651	$ 11,626	$ 11,571	$ 11,465	$ 11,373	$ 11,281	$ 11,201	$ 11,140	$ 11,093	$ 11,083	$ 11,089	$ 11,085	$ 11,069	$ 11,034	$ 10,979	$ 10,919	$ 10,919	$ 10,993	$ 11,017	$ 10,986	$ 10,944	$ 10,954	$ 10,960	$ 10,935	$ 10,926	$ 10,927	$ 10,908	$ 10,906	$ 10,883	$ 10,826	$ 10,765	$ 10,720	$ 10,699	$ 10,734	$ 10,770	$ 10,751	$ 10,738	$ 10,733	$ 10,732	$ 10,715	$ 10,670	$ 10,628	$ 10,604	$ 10,556	$ 10,499	$ 10,505	$ 10,505	$ 10,511	$ 10,456	$ 10,425	$ 10,432	$ 10,422	$ 10,414	$ 10,383	$ 10,374	$ 10,342	$ 10,282	$ 10,279	$ 10,295	$ 10,282	$ 10,257	$ 10,249	$ 10,265	$ 10,231	$ 10,190	$ 10,141	$ 10,098	$ 10,090	$ 10,073	$ 10,108		$ 10,129	$ 10,134	$ 10,149	$ 10,164	$ 10,163	$ 10,128	$ 10,076	$ 10,056	$ 9,996	$ 9,953	$ 10,000